Note 11 - Summary of Quarterly Results of Operations (Unaudited)	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Quarterly Financial Information [Text Block]
1 1 .	SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (Unaudited)

The following is a summary of unaudited quarterly results of operations for the years ended
March
31,
2019
and
2018:

	Quarter Ended
	June 30, 2018	September 30, 2018	December 31, 2018	March 31, 2019
Net sales	$48,193,318	$53,432,029	$43,326,080	$42,203,066
Gross profit	6,192,478	3,944,541	1,930,484	839,534
Net earnings (loss)	3,599,893	2,000,916	664,773	(1,165,658)
Basic (1)	.51	.29	.09	(.17)
Diluted (1)	.51	.29	.09	(.17)

	Quarter Ended
	June 30, 2017 As Adjusted	September 30, 2017 As Adjusted	December 31, 2017 As Adjusted	March 31, 2018 As Adjusted
Net sales	$23,083,269	$26,077,710	$28,033,521	$43,962,778
Gross profit	1,543,310	1,500,411	1,724,534	5,180,936
Net earnings	364,330	395,334	161,271	3,013,166
Basic (1)	.05	.05	.02	.43
Diluted (1)	.05	.05	.02	.43

(1)	The sum of the quarterly earnings per share may not equal the annual amount reported due to per share amounts being calculated independently for each quarter.